UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                FORM N-CSR

           CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                           INVESTMENT COMPANIES

Investment Company Act file number                811-21399
                                  -------------------------------------


                             The Aegis Funds
-----------------------------------------------------------------------
              (Exact name of registrant as specified in charter)


              1100 N. Glebe Road, Suite 1040, Arlington, VA  22201
-----------------------------------------------------------------------
            (Address of principal executive offices) (Zip code)


 William S. Berno, 1100 N. Glebe Rd., Suite 1040, Arlington, VA  22201
-----------------------------------------------------------------------
                  (Name and address of agent for service)


Registrant's telephone number, including area code:  (703) 528-7788
                                                   -------------------

Date of fiscal year end:      12/31
                        ------------------

Date of reporting period:    12/31/04
                         -----------------

ITEM 1. REPORTS TO STOCKHOLDERS



Aegis High Yield Fund
First Annual Report
December 31, 2004



Shareholder Letter

February 18, 2005

To the Shareholders of the Aegis High Yield Fund:

We are pleased to present the Aegis High Yield Fund First Annual
Report, for the year ended December 31, 2004.

We want to take this opportunity to welcome all of our new shareholders to the Fund. We are quite excited about this new offering and greatly appreciate your support. At any time, if you would like further information about the Fund, please go to our website at www.aegisfunds.com for a more detailed look at the high-yield bond market and the Fund investment approach. For your benefit, we will review the objectives and strategy of the Aegis High Yield Fund.

The Aegis High Yield Fund seeks to earn consistent total returns in the market that exceed our benchmark over periods of three to five years, while striving for below-average risk compared to our peers. Our long-term investment strategy is based on our total return objective. We use in-depth fundamental analysis of issuers to identify bonds and build a portfolio with the potential for capital appreciation due to improved company performance, ratings upgrades, or better industry conditions. We seek situations where the Wall Street appraisal of a security value is more negative than we have determined based upon an independent study of the facts. The bonds we purchase are not necessarily the highest yielding issues in the market. Our goal is to maximize risk-adjusted long-term total return.

The Fund commenced investment operations as of January 1, 2004. For its initial year of operations, the period ended December 31, 2004, the Aegis High Yield Fund posted a total return of 3.86 percent, compared to a total return of 11.13 percent for its benchmark, the Lehman U.S. Corporate High Yield Index. The Fund's closing net asset value at the end of the period was $10.14 per share, and income distributions of 24 cents per share were paid during the fiscal year.

The Fund portfolio was in a very cautious position and maintained high liquidity at December 31, with a weighted average portfolio maturity of approximately three years and cash equivalents approximating 43% of portfolio value. Financial statements for the Fund's most recent operating period are included in this report.

As the year came to an end, the high-yield bond market was trading
(as it had for a considerable portion of 2004) at yield levels very close to all-time lows. This was in spite of a rising level of inflation during the year, an imbalanced global economy, and a steady pattern of interest rate increases from the Federal Reserve Board during the second half of the year. These historically low market yields, in our opinion, did not come close to offering investors adequate compensation for the risks assumed in a high-yield bond investment.

The Fund maintained a defensive position in these market conditions, holding larger than normal amounts of cash and keeping its investments more focused on issues with near-term maturities or call dates. This defensive posture kept the Fund risk level at the lower end of its range, but caused the Fund to underperform its benchmark, particularly as the high-yield bond market rallied during the closing months of the year. The Fund expects to continue to maintain a defensive position until market yields rise to levels sufficient to adequately compensate for the investment risks of high-yield bonds.

A more in-depth review of the Fund's performance and outlook can be found in the Advisor's report that is provided to you separately.
Our decision to use this particular format is a result of the Sarbanes-Oxley Act of 2002. Under the Act, mutual fund officers are required to certify the entirety of each Annual and Semi-Annual report. After some deliberation, we reached the conclusion that we are not in a position to certify data provided by third parties, nor will we certify any analysis and subjective conclusions drawn from such data.

Nonetheless, we strongly feel that a thoughtful and detailed discussion of current market conditions is important to our shareholders. Therefore, please continue to anticipate reading this more editorial type of commentary and analysis in the Advisors Report in the future.

We thank you for your support of this new Fund. We are pleased to have you with us.

Aegis Financial Corporation
William S. Berno, CFA
Managing Director, Portfolio Manager


Note: All historical performance returns shown in this shareholder letter for the Aegis High Yield Fund are pre-tax returns. Returns include reinvestment of income and capital gains. Past performance is no guarantee of future results. Share prices will fluctuate, so that shares may be worth more or less than their original cost when redeemed.





About Your Fund's Expenses (Unaudited)

Important Note:
As a shareholder of the Fund, you incur ongoing costs, including
management fees and other Fund expenses.   This example is intended
to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire semi-annual period, July 1, 2004 - December 31, 2004.

Actual expenses

The table below provides information about actual account values and actual expenses for the Aegis High Yield Fund.


             Actual                                       Hypothetical
                                                       (5% annual return
                                                         before expenses)
                                 Actual
   Beginning      Ending      Expenses Paid        Ending      Expenses Paid
   Account        Account    During Period(2)     Account     During Period(2)
    Value         Value (1)                         Value
(07/01/2004)   (12/31/2004)                     (12/31/2004)

  $1,000.00     $1,035.48       $6.14            $1,019.10        $6.09

(1) The actual ending account value is based on the actual total return of the Fund for the period July 1, 2004 to December 31, 2004 after actual expenses and will differ from the hypothetical ending account value which is based on the Fund s actual expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative returns at net asset value for the period July 1, 2004 to December 31, 2004 were 3.55%.

(2) Expenses are equal to the Fund annualized expense ratio (1.20%) multiplied by the average account value over the period, multiplied by 184/366 (to reflect the period between 07/01/2004 and 12/31/2004).

You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled Actual Expenses Paid During Period to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table above also provides information about hypothetical account values and hypothetical expenses based on the Fund actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund is a pure no-load fund and does not charge any sales charges (loads), distribution or service fees, or redemption fees.



Key Statistics

Average Annual Total Returns (As of December 31, 2004)

Results of a $10,000 Investment

[Line chart showing the growth of a $10,000 investment for the Fund and the index]

                   Aegis High Yield                Lehman HY Index
Trailing 1 Year         3.86%                         11.13%
Since inception         3.86%                         11.13%
(January 1, 2004)

Returns on both Aegis High Yield Fund and Lehman Index assume reinvestment of all dividends and distributions. Fund returns are after all expenses. Past performance is not predictive of future results. The returns shown do not reflect the deduction of taxes a shareholder would pay on the redemption of Fund shares or Fund distributions.


Portfolio Characteristics (Unaudited)

Industry Breakdown

Corporate Bonds                                 56.4%

   Industrial Cyclicals                12.7%

   Retail and Wholesale                 1.7%

   Transportation and Services         13.2%

   Energy and Natural Resources        11.0%

   Consumer Products                    4.2%

   Healthcare                           6.9%

   Technology and Communication         6.7%

Short-Term Investments                          39.8%

Other Assets and Liabilities                     3.8%
                                            ---------
   Total Net Assets                            100.0%



Credit Quality - % of Corporate Bonds

BBB or Higher                           0%
BB                                      6%
B                                      63%
CCC                                    11%
Below CCC or unrated                   20%
                                    ------
   Total                              100%



Maturity (Or Most Likely Call) - % of Corporate Bonds

Less than 1 year                       18%
1-3 years                              45%
4-6 years                              12%
7-10 years                             12%
More than 10 years                     13%
                                    ------
   Total                              100%




Aegis High Yield Fund
Schedule of Portfolio Investments
December 31, 2004

                                                         Principal     Market
Corporate Bonds - 56.4%                                   Amount       Value
                                                         ---------   ---------

Industrial Cyclicals - 12.7%

Lyondell Chemical Co. Sr. Sec. Deb. 9.875% due 5/1/07      $70,000     $73,675

Resolution Performance Sr. Sub. Notes 13.50% due 11/15/10  100,000     109,250

Union Carbide Corp. Debentures 6.79% due 6/1/25            100,000     102,250

Tembec Industries Inc. Sr. Notes 8.625% due 6/30/09        100,000     101,000
                                                                      --------
                                                                       386,175

Retail and Wholesale - 1.7%

Marsh Supermarkets Inc. Sr. Sub. Notes 8.875% due 8/1/07    50,000      50,375
                                                                      --------
                                                                        50,375

Transportation and Services - 13.2%

Williams Scotsman Inc. Sr. Notes 9.875% due 6/1/07         100,000     100,500

Sea Containers Ltd. Sr. Notes 7.875% due 2/15/08           100,000     100,625

AMERCO Term Loan B Notes 9.00% due 3/15/09                 100,000     106,500

Great Lakes Dredge & Dock Corp.
         Sr. Sub. Notes 7.75% due 12/15/13                 100,000      91,500
                                                                      --------
                                                                       399,125

Energy & Natural Resources - 11.0%

USEC Inc. Sr. Notes 6.625% due 1/20/06                     100,000     102,000

Trico Marine Services Inc. Sr. Notes 8.875% due 5/15/12*   125,000      82,188

Southern Energy, Inc. Sr. Notes 144A 7.90% due 7/15/09*    200,000     150,000
                                                                      --------
                                                                       334,188

Consumer Products - 4.2%

North Atlantic Trading Inc. Sr. Notes 9.25% due 3/1/12     150,000     127,500
                                                                       -------
                                                                       127,500

Healthcare Products and Services - 6.9%

Healthsouth Corp. Sr. Notes 8.50% due 2/1/08               100,000    $104,250

Hanger Orthopedic Group, Inc.
              Sr. Notes 10.375% due 2/15/09                100,000     103,750
                                                                      --------
                                                                       208,000

Technology and Communications - 6.7%

Nortel Networks Ltd. Notes 6.125% due 2/15/06              100,000     102,250

Mediacom LLC Sr. Notes 8.50% due 4/15/08                   100,000     102,500
                                                                      --------
                                                                       204,750
                                                                     ---------
   Total Corporate Bonds - (Cost $1,667,579)                         1,710,113
                                                                    ----------

Investment Companies - 3.6%

Federated Prime Obligations Fund                           108,497     108,497
                                                                       -------
   Total Investment Companies - (Cost $108,497)                        108,497
                                                                     ---------

Short-Term Investments - 36.2%

U. S. Treasury Bill 1.81% due 2/3/05                       700,000     698,839
U. S. Treasury Bill 2.02% due 2/24/05                      400,000     398,806
                                                                      --------
  Total Short-Term Investments - (Cost $1,097,645)                   1,097,645
                                                                    ----------

Total Investments - 96.2% (Cost $2,873,721)#                         2,916,255
                                                                    ----------

Other Assets and Liabilities - 3.8%                                    117,731
                                                                       -------

Net Assets - 100.0%                                                 $3,033,986
                                                                    ==========


 * Non-income producing security due to default or bankruptcy

144A - Represents a security sold under Rule 144A which is exempt from registration and may be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933 as amended.

#Aggregate cost for tax purposes of $2,873,721.

See page 13 for notes to the financial statements.




Aegis High Yield Fund
Statement of Assets and Liabilities
December 31, 2004

   Assets
   ======

Investments at market value (cost $2,873,721)                    $2,916,255

Cash                                                                 90,374

Interest and dividends receivable                                    29,034
                                                                 ----------
   Total assets                                                   3,035,663


   Liabilities
   ===========

Accrued expenses                                                      1,677
                                                                      -----
   Total liabilities                                                  1,677



Net assets (299,284 shares of beneficial
   interest outstanding; unlimited number of
   shares authorized; no par value)                              $3,033,986
                                                                 ==========





Net assets consist of:

   Paid-in capital                                   $2,989,418
   Accumulated net realized gain                          2,034
   Net unrealized appreciation                           42,534
                                                      ---------
Net assets                                           $3,033,986



Net asset value per share                                $10.14








Aegis High Yield Fund
Statement of Operations
For the Year Ended December 31, 2004*

*The Aegis High Yield Fund commenced operations on January 1, 2004.


Investment Income

  Interest                                                   $86,337
                                                             -------
     Total income                                             86,337


Expenses

  Investment advisory fees                                    20,008
  Transfer agency and administration fees                      5,558
  Registration fees                                            6,050
  Custody fees                                                 6,653
  Printing and postage costs                                   1,460
  Legal and accounting fees                                   26,765
  Trustees fees                                               15,763
  Insurance and other                                          2,500
                                                            --------
     Gross expenses                                           84,757


  Less:  fees paid indirectly                                   (432)
  Less:  fees reimbursed by investment advisor               (57,648)
                                                            --------
     Net expenses                                             26,677
                                                             -------

Net investment income                                         59,660
                                                             -------

Realized and unrealized gain on investments

Net realized gain on investments                               2,431

Change in unrealized appreciation of
       investments for the period                             42,534
                                                           ---------
Net realized and unrealized gain on investments               44,965
                                                           ---------
Net increase in net assets resulting from operations        $104,625
                                                           =========









Aegis High Yield Fund
Statement of Changes in Net Assets
For the Year Ended December 31, 2004*

*The Aegis High Yield Fund commenced operations on January 1, 2004.


Increase in net assets from operations

  Investment income - net                                   $59,660

  Net realized gain on investments                            2,431

  Change in unrealized appreciation                          42,534
                                                          ---------
     Net increase in net assets
        resulting from operations                           104,625



Distributions

  Investment income - net                                   (60,057)
                                                          ---------
     Total distributions                                    (60,057)



Capital share transactions*

  Subscriptions                                           2,829,385
  Distributions reinvested                                   60,057
  Redemptions                                                   (24)
                                                         ----------
     Total capital share transactions                     2,889,418
                                                         ----------

     Total increase in net assets                         2,933,986

Net assets at beginning of year                             100,000
                                                          ---------
Net assets at end of year                                $3,033,986
                                                        ===========


*Share information
  Subscriptions              283,275
  Distributions reinvested     6,011
  Redemptions                     (2)
                            --------
     Net increase            289,284






Aegis High Yield Fund
Financial Highlights
For the Year Ended December 31, 2004*

*The Aegis High Yield Fund commenced operations on January 1, 2004.


The table below sets forth financial data for a share of the Fund outstanding throughout the year:


                                     For the year ended December 31, 2004

Per share data:

Net asset value - beginning of year                              $10.00

Income from investment operations-

Net investment income                                              0.24
Net realized and unrealized gain on investments                    0.14
                                                                 ------
   Total from investment operations                                0.38

Less distributions declared to shareholders

   Net investment income                                          (0.24)
                                                                 ------
     Total distributions                                          (0.24)


Net asset value - end of year                                    $10.14


Total investment return                                           3.86%


Ratios (to average net assets)/supplemental data:

Expenses after reimbursement and                                  1.20%
  fees paid indirectly(1)

Expenses before reimbursement and                                 3.82%
  fees paid indirectly

Net investment income                                             2.69%

Portfolio turnover                                                  21%

Net assets at end of year (000's)                               $3,034


(1) Ratio after expense reimbursement, before fees paid indirectly, is 1.22%




Aegis High Yield Fund
Notes to Financial Statements
December 31, 2004


1.  The Organization
Aegis High Yield Fund (the Fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified open-end management company. The Fund is a series of The Aegis Funds, a Delaware statutory trust established July 11, 2003. The Fund commenced operations
January 1, 2004. Through December 31, 2003, the Fund had no operations other than those matters related to organization and registration as an investment company, the registration of shares for sale under the Securities Act of 1933, and the sale of 10,000 shares of the Fund at $10.00 per share on September 29, 2003 to William S. Berno. The sale was settled in the ordinary course of business on September 29, 2003 with the transfer of $100,000.

The Fund s principal investment goal is to seek maximum total return with an emphasis on high current income by investing primarily in a portfolio of corporate bonds rated less than investment grade.

 2.  Summary of Significant Accounting Policies
Security valuation. Investments in securities are valued based on market quotations or on data furnished by an independent pricing service. Short-term notes are stated at amortized cost, which is equivalent to value. Restricted securities and other securities for which market quotations are not readily available are valued at fair value as determined by the Board of Trustees. In determining fair value, the Board procedures consider all relevant qualitative and quantitative factors available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. At December 31, 2004, none of the Funds net assets were fair valued in accordance with the procedures adopted by the Board. Where a security is traded in more than one market, which may include foreign markets, the securities are generally valued on the market considered by the Fund advisor to be the primary market. The Fund will value its foreign securities in U.S. dollars on the basis of the then-prevailing currency exchange rates.

Cash. Cash includes deposits held at the Fund custodian in a variable rate account at the applicable interest rate.

Federal income taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to shareholders. Therefore, no federal income tax provision is required.

Expenses paid indirectly. Credits earned on temporarily uninvested cash balances at the custodian are used to reduce the Funds custody charges. Custody expense in the statement of operations is presented before the reduction for credits, which were $432 for the year ended December 31, 2004.

Distributions to shareholders. Distributions to Fund shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Distributions of net investment income, if any, are made monthly. Net realized gains from investment transactions, if any, will be distributed to shareholders at least annually.

Use of estimates. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other. The Fund records security transactions based on the trade date. Interest income is recognized on the accrual basis and includes accretion of discounts and amortization of premiums.

In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

3.  Advisory Fees and Other Transactions with Affiliates
The Fund entered into an investment management and advisory services agreement (the Agreement) with Aegis Financial Corporation (the Advisor) that provides for fees to be computed at an annual rate of 0.90% of the Fund s average daily net assets. The Agreement shall remain in force through December 31, 2005 and may be renewed for additional one-year periods thereafter if approved annually by a majority of the independent members of the Board. The Agreement may be terminated at any time, without penalty, by the Fund on sixty (60) days written notice or by the Advisor on ninety (90) days written notice. The Advisor and the Fund have also entered into an expense limitation agreement that provides for an expense reimbursement from the Advisor if the Fund expenses, exclusive of taxes, interest, fees incurred in acquiring or disposing of portfolio securities, and extraordinary expenses, exceed 1.20% of the Fund average daily net assets. During the year ended
December 31, 2004, the Advisor reimbursed the Fund $57,648.

The Fund has agreed to repay the Advisor for amounts waived or reimbursed by the Advisor pursuant to the expense limitation agreement provided that such repayment does not cause the Fund's expenses, exclusive of taxes, interest, fees incurred in acquiring or disposing of portfolio securities and extraordinary expenses, to exceed 1.20% and the repayment is made within three years after the year in which the Advisor incurred the expense. As of December 31, 2004, there was $57,648 of fees available to be recovered no later than December 31, 2007.

The Fund entered into an agreement with BGB Fund Services, Inc., effective January 1, 2004 to provide fund accounting, administration, transfer agency and shareholder services to the Fund at an annual rate of 0.25% of the Fund's average daily net assets.

BGB Securities, Inc., a registered broker/dealer, executes portfolio transactions on behalf of the Fund. Brokerage commissions paid to BGB Securities amounted to $480 for the year ended December 31, 2004.

Certain officers and trustees of the Fund are also officers and directors of the Advisor and BGB Fund Services, Inc. The Fund pays each trustee not affiliated with the Advisor fees in cash or Fund shares of $1,000 for each attended board meeting and $500 for each attended committee meeting.

4.  Investment Transactions
Purchases and sales of investment securities, excluding accrued interest, were $1,865,283 and $199,409, respectively, for the year ended
December 31, 2004. The specific identification method is used to determine tax cost basis when calculating realized gains and losses.


5. Distributions to Shareholders and Tax Components of Net Assets The tax character of distributions paid during the year ended
December 31, 2004 were as follows:

	Distributions paid from ordinary income		$60,057

As of December 31, 2004, the components of net assets on a tax basis were as follows:

Undistributed ordinary income				   $    2,034
Unrealized appreciation					       64,470
Unrealized depreciation					      (21,936)
Shares of beneficial interest				    2,989,418
                                                           ----------
     Total						   $3,033,986

   Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of short term capital gains, on December 31, 2004, undistributed net investment income was increased by $397 and accumulated net realized gain was decreased by $397. This reclassification had no effect on the net assets of the Fund.

7.  Change of Independent Registered Public Accounting Firm
On July 28, 2004, Briggs, Bunting & Dougherty, LLP (BBD) was selected to replace PricewaterhouseCoopers LLP (PWC) as the Fund s independent registered public accounting firm for the 2004 fiscal year. The Trust's selection of BBD was approved by both the Audit Committee and the Board of Trustees.

From January 1, 2004 (commencement of operations) through the date of the engagement of BBD, there were no disagreements between the Fund and PWC on any matter of accounting principles or practices or financial statement disclosure.




Report of Independent Registered Public Accounting Firm


To the Shareholders and Board of Trustees of The Aegis High Yield Fund

We have audited the accompanying statement of assets and liabilities of the Aegis High Yield Fund, including the schedule of portfolio investments, as of December 31, 2004, and the related statement of operations, the statement of changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United
States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.
We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Aegis High
Yield Fund as of December 31, 2004, the results of its operations, the changes in its net assets and its financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

Briggs, Bunting & Dougherty, LLP

Philadelphia, Pennsylvania
January 25, 2005



Other Information

Fund Trustees and Officers
                                                 Business Experience
                                                 and Trusteeships
Name, Age and Address             Position       During the Past 5 Years
---------------------             --------       -----------------------
William S. Berno* (51)            President,     President and Managing
1100 North Glebe Road             Trustee        Director of Aegis Financial
Suite 1040                                       Corporation since 1994;
Arlington, Virginia  22201                       President and Director of
                                                 The Aegis Value Fund, Inc.
                                                 since 1997;  President and
					         Trustee of the Fund
                                                 since 2003.

Scott L. Barbee* (33)             Treasurer,     Treasurer and Managing
1100 North Glebe Road             Trustee        Director of Aegis Financial
Suite 1040                                       Corporation since 1997;
Arlington, Virginia  22201		         Treasurer and Director of
					         The Aegis Value Fund, Inc.
					         since 1997; Treasurer and
                                                 Trustee of the Fund
                                                 since 2003.

Edward P. Faberman (58)           Trustee        Attorney with the firm of
Ungaretti & Harris                               Ungaretti & Harris since
1500 K Street  N.W.                              1996;  Director of the Aegis
Suite 250                                        Value Fund, Inc. since 1997;
Washington, DC  20005                            Trustee of the Fund
                                                 since 2003.

Eskander Matta (34)               Trustee        VP of Enterprise Internet
Wells Fargo & Co.                                Services, Wells Fargo & Co.
550 California Street                            since 2002; Director of
2nd Floor                                        Strategic Consulting with
San Francisco, California  94111                 Cordiant Communications,
                                                 2001-2002; Director of
                                                 Strategic Consulting,
                                                 Organic,  Inc. 1999-2001;
					         Director of the Aegis Value
                                                 Fund Inc. since 1997; Trustee
                                                 of the Fund since 2003.

Albert P. Lindemann III (42)      Trustee        Director, Faison
Faison Enterprises                               Enterprises, since 2000;
121 West Trade Street                            Real estate development,
Suite 2550                                       Trammell Crow Co., 1995-
Charlotte, North Carolina  28202                 2000; Director of the Aegis
					         Value Fund, Inc. since
                                                 2000; Trustee of the Fund
                                                 since 2003.


Fund Secretary

Paul Gambal* (45)                 Secretary      Chairman, Secretary and
1100 North Glebe Road                            Managing Director of
Suite 1040                                       Aegis Financial Corporation
Arlington, VA  22201                             since 1994; Secretary of the
                                                 Aegis Value Fund, Inc. since
						 1997; Secretary of the Fund
						 since 2003.

* indicates persons who are affiliated with Aegis Financial Corporation, the Advisor, and are therefore considered interested persons under the Investment Company Act of 1940.

The Fund Statement of Additional Information includes additional information about the Trustees and is available, without charge, by calling the Fund toll-free phone number, (800)528-3780.



Form N-Q
The Fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The Fund Forms N-Q are available on the Commission website at http://www.sec.gov. The Fund Form N-Q may be reviewed and copied at the Commission
Public Reference Room in Washington, DC. Information on the operation of the Commission Public Reference Room may be obtained by calling 1-800-SEC-0330.


Proxy Voting
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available by request, without charge, by calling the Fund toll-free telephone number, 800-528-3780. Information regarding how the Fund voted proxies, if any, relating to portfolio securities during the most recent 12-month period ended June 30, 2004 is available upon request, without charge, by calling 888-345-1898. The Fund's proxy voting policies and procedures and voting record are also available on the Commission website at http://www.sec.gov.


Code of Ethics
The Fund has adopted a code of ethics applicable to its principal executive officer and principal financial officer. A copy of this code is available, without charge, by calling the Fund toll-free phone number, (800)528-3780.





Aegis High Yield Fund
1100 North Glebe Road, Suite 1040
Arlington, Virginia  22201
Phone:  (800) 528-3780
Fax:  (703) 528-1395
Internet:  www.aegisfunds.com

Board of Trustees
Scott L. Barbee
William S. Berno
Edward P. Faberman
Albert P. Lindemann III
Eskander Matta

Officers
William S. Berno, President
Scott L. Barbee, Treasurer
Paul Gambal, Secretary

Investment Advisor
Aegis Financial Corporation
1100 North Glebe Road, Suite 1040
Arlington, Virginia  22201

Custodian
UMB Bank, n.a.
928 Grand Boulevard
Kansas City, Missouri  64106

Independent Registered Public Accounting Firm
Briggs Bunting & Dougherty, LLP
Two Penn Center Plaza, Suite 820
Philadelphia, Pennsylvania  19102

Counsel
Seward & Kissel LLP
1200 G Street, N.W.
Washington, D.C.  20005


ITEM 2.  CODE OF ETHICS

(a)The Registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party.

(b)There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the Registrants principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, and that relates to any element of the code of ethics description.

(c)The Registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the Registrants principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)The Registrant's Board of Trustees has determined that the Registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2)Not applicable.

(a)(3)Registrants Audit Committee has determined that it will retain the services of an independent expert when and if such need arises.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES: The Registrant commenced operations in 2004. The aggregate fees billed for the last fiscal year for professional services rendered by the principal accountant for the audit of the registrant annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for that fiscal year are $10,500.

(b) AUDIT-RELATED FEES: The Registrant commenced operations in 2004. The aggregate fees billed in the last fiscal year for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant financial statements and are not reported under paragraph (a) of this Item are NONE.

(c) TAX FEES: The Registrant commenced operations in 2004. The aggregate fees billed in the last fiscal year for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $1,500 in 2004.

Tax Fees represent tax compliance services and tax consultation provided in connection with the preparation of the Registrants federal income tax and excise tax returns and compliance with IRS regulations.

(d) ALL OTHER FEES: The Registrant commenced operations in 2004. The aggregate fees billed in the last fiscal year for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are NONE.

(e)(1) Disclose the audit committee pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

     Audit Committee Pre-Approval Policy. All services to be performed for the Registrant by Briggs Bunting & Dougherty, LLP must be pre-approved by the audit committee. All services performed during 2003 and 2004 were pre-approved by the committee.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

     (b) Not applicable

     (c) 100%

     (d) Not applicable


(f) The percentage of hours expended on the principal accountants engagement to audit the registrant s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountants full-time, permanent employees was NONE.

(g) The aggregate non-audit fees billed by the registrant s accountant for services rendered to the registrant, and rendered to the registrant s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was NONE in 2004 and $27,000 in 2003.

(h) The registrant s audit committee has considered whether the provision of non-audit services that were rendered to the registrant s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountants independence.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

        Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Investment in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
        CLOSED-END MANAGEMENT INVESTMENT COMPANIES

        Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT
        COMPANIES

        Not applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
        INVESTMENT COMPANY AND AFFILIATED PURCHASERS

        Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

        Not applicable.

ITEM 11.  CONTROLS AND PROCEDURES

(a)The registrant s principal executive officer and principal financial officer have concluded that the registrant s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits.

(a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.



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SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Aegis Funds

By (Signature and Title) /s/William S. Berno
William S. Berno, President

Date:  February 25, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/William S. Berno
William S. Berno, President

Date:  February 25, 2005

By (Signature and Title) /s/Scott L. Barbee
Scott L. Barbee, Treasurer

Date:  February 25, 2005